Restatement - Restatement of Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Deficit
Accumulated deficit	$ (24,899,638)
As Reported
Current liabilities
Convertible debenture, net of unamortized discount		$ 16,098
Total liabilities		267,757
Stockholders' Deficit
Common stock		18,734,351
Accumulated deficit		(24,004,261)
Total stockholders' deficit		(254,068)
Total liabilities and stockholders' deficit		13,689
Adjustment
Current liabilities
Convertible debenture, net of unamortized discount		36,957
Total liabilities		36,957
Stockholders' Deficit
Common stock		141,477
Accumulated deficit		(178,434)
Total stockholders' deficit		(36,957)
Total liabilities and stockholders' deficit
As Restated
Current liabilities
Convertible debenture, net of unamortized discount		53,055
Total liabilities		304,714
Stockholders' Deficit
Common stock		18,875,828
Accumulated deficit		(24,182,695)
Total stockholders' deficit		(291,025)
Total liabilities and stockholders' deficit		$ 13,689